Annual Operating Expenses {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2015 Fund	Jul. 15, 2022
Class A
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.79%	[1]
Class M
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.04%	[1]
Class C
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.54%	[1]
Class I
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.54%	[1]
Class Z
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.